SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
SHORT-TERM INVESTMENTS.
Schedule of short-term investments

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)
Short‑term investments:
Bank time deposits	9,938,676	3,911,410
Wealth management products	19,463,985	26,491,683
Short-term held-to-maturity debt investments	—	3,631,732
Available-for-sale debt investments	—	1,380,668
Listed equity securities	—	70,415
Total	29,402,661	35,485,908

Schedule of held-to-maturity and available-for-sale debt investments

As of December 31, 2022
	Cost or	Gross	Gross
	amortized cost	unrecognized	unrecognized
	less allowance	holding	holding
	for credit losses	gains	losses	Fair value
	RMB	RMB	RMB	RMB	US$

(in thousands)
Held-to-maturity debt investments	3,631,732	—	(60,672)	3,571,060	512,744

As of December 31, 2022
Cost or
	amortized cost	Gross	Gross
	less allowance	unrealized	unrealized
	for credit losses	gains	losses	Fair value
	RMB	RMB	RMB	RMB	US$

(in thousands)
Available-for-sale debt investments	1,410,746	—	(30,078)	1,380,668	198,241